PROVISION FOR JUDICIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
PROVISION FOR JUDICIAL LIABILITIES
Schedule of provisions for probable losses according to lawsuit natures

	December 31,			December 31,
	2019			2018
	Judicial
	deposits	Provision	Provision, net	Provision, net
Taxes	(124,133)	3,176,503	3,052,370	296,869
Labor	(50,464)	227,139	176,675	50,869
Civil	273	283,159	283,432	3,532
	(174,324)	3,686,801	3,512,477	351,270

Schedule of changes in provisions for probable losses

	December 31,
	2019
			Civil and
	Tax	Labor	environment	Total
Beginning balance	296,869	50,869	3,532	351,270
Business combination with Fibria (1)	139,462	185,157	64,974	389,593
Payments	(34)	(34,794)	(5,532)	(40,360)
Write-off	(3,875)	(55,730)	(13,434)	(73,039)
Additions	46,603	50,521	10,100	107,224
Monetary adjustment	13,388	31,116	5,257	49,761
Fair value adjustment on business combination with Fibria	2,684,090	—	218,262	2,902,352
Ending balance	3,176,503	227,139	283,159	3,686,801
1)	Business combination with Fibria and its subsidiaries held on January 3, 2019, Note 1.2.1.

	December 31,
	2018
			Civil and
	Tax	Labor	environment	Total
Beginning balance	273,324	40,363	3,382	317,069
Business combination with Facepa	—	1,900	—	1,900
Payments	(18,351)	(22,580)	(81)	(41,012)
Write-off	(13,605)	(5,011)	(394)	(19,010)
Additions	49,754	28,716	150	78,620
Monetary adjustment	5,747	7,481	475	13,703
Ending balance	296,869	50,869	3,532	351,270

Schedule of possible losses for which no provision has been recorded

	December 31,	December 31,
	2019	2018
Taxes (1)	7,504,398	1,077,761
Labor	279,934	85,309
Civil (1)	2,995,576	43,271
	10,779,908	1,206,341
1)	Amounts net of the fair value adjustment on business combination with Fibria related to possible contingencies, as mentioned above.